Schedule I - Financial Position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Intangible assets	$ 103,095	$ 138,345
Property, plant and equipment	487,196	501,396
Total non-current assets	654,843	721,809
Current assets
Other current assets	52,014	186,477
Cash and cash equivalents	132,973	136,470	$ 317,935
Total current assets	817,604	1,036,961
Total assets	1,472,447	1,758,770
Equity
Share capital	1,962	1,962
Other Reserves	890,346	812,594
Total equity	834,245	869,886	$ 756,813	$ 320,031
Non-current liabilities
Lease liabilities	56,585	54,484
Other non-current liabilities	13,759	1,902
Total non-current liabilities	189,588	394,882
Current liabilities
Debt instruments	10,135	5,765
Lease liabilities	12,867	11,766
Trade and other payables	158,251	183,375
Income tax liabilities	10,623	8,351
Other current liabilities	79,406	111,703
Total current liabilities	448,614	494,002
Total equity and liabilities	$ 1,472,447	$ 1,758,770
Percentage of restricted net assets held to disclose separate entity	25.00%	25.00%
Ferroglobe PLC
Non-current assets
Investment in subsidiaries	$ 649,936	$ 645,088
Property, plant and equipment	338	462
Loans to group companies	3,250	54,959
Total non-current assets	653,524	700,509
Current assets
Trade and other receivables	347	1,443
Trade and other receivables from subsidiaries	26,619	37,932
Other current assets	368	390
Cash and cash equivalents	614	227
Total current assets	27,948	39,992
Total assets	681,472	740,501
Equity
Share capital	1,964	1,964
Other Reserves	(149,321)	(151,742)
Retained earnings	711,258	739,524
Total equity	563,901	589,746
Non-current liabilities
Lease liabilities	286	406
Loans from group companies	61,447	37,999
Other non-current liabilities		198
Total non-current liabilities	61,733	38,603
Current liabilities
Debt instruments	10,135
Lease liabilities	137	126
Trade and other payables	3,196	2,365
Loans from group companies	10,303	67,903
Trade and other payables to subsidiaries	31,967	41,652
Other current liabilities	100	106
Total current liabilities	55,838	112,152
Total equity and liabilities	$ 681,472	$ 740,501